Note 4 - Business Combinations (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 11, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 02, 2024
Business Combination [Line Items]
Shares issued in common control acquisition.		$ 86,725,303			$ 5,000,000
Block 40 Entities [Member]
Business Combination [Line Items]
Stock Issued During Period, Shares, Acquisitions	69,636,906
Shares issued in common control acquisition.	$ 48,049,465
Restructuring and Related Cost, Business Combination, Planned Restructuring Activity, Description	6,963,691 shares (representing approximately 10% of the total shares issued) have been deposited into an escrow account for a 12-month period. The shares are held to secure the accuracy of the representations and warranties made under the acquisition agreements. During the escrow period, the escrowed shares remain issued but restricted in transfer. At the acquisition date, noncontrolling investors held a $51,914,889 interest in Block 40, of which $13,239,051 was classified as mezzanine equity (see Note 14). The Company included this noncontrolling interest in the total consideration in accordance with ASC 805.
Business Combination, Recognized Liability Assumed, Long-Term Debt, Current	$ 79,000,000
Simplified Companies [Member]
Business Combination [Line Items]
Stock Issued During Period, Shares, Acquisitions			5,000,000	4,000.00
Shares issued in common control acquisition.				$ 740,000
Restructuring and Related Cost, Business Combination, Planned Restructuring Activity, Description			4,000,000 shares will be issued in two tranches of 2,000,000 shares each on the first and second anniversaries of the acquisition date
Business Combination, Achieved in Stages, Preacquisition and Acquired Equity Interests in Acquiree, Percentage						100.00%
Business Combination, Consideration Transferred			$ 2,167,996	$ 2,167,996
[custom:DeferredConsiderationCashPaymentSchedule]			Deferred consideration represents the present value at the acquisition date of the cash payments of $920,000, payable in equal weekly installments over four years